STOCK OPTION PLAN AND WARRANTS	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
STOCK OPTION PLAN AND WARRANTS

NOTE 7 STOCK OPTION PLAN AND WARRANTS

Stock Options

On January 18, 2010, we adopted the 2010 Stock Option Plan (the “2010 Option Plan”), which allows the Board to grant options to purchase up to 15,625 shares of common stock to directors, officers, key employees, and service providers of our company. In 2011, the 2010 Option Plan was amended to increase the number of shares issuable under the 2010 Option Plan to 46,875 shares. In 2012, 2010 Option Plan was again amended to increase the number of shares issuable under the 2010 Option Plan to 203,125 shares. The shares issuable pursuant to the 2010 Option Plan are registered with the SEC under Forms S-8 filed on February 4, 2010 (No. 333- 164691), June 24, 2011 (No. 333-175143), and December 4, 2013 (No. 333-192655). The 2010 Option Plan expired on January 18, 2020. As of December 31, 2023 there were 44,891 options outstanding under the 2010 Option Plan.

On December 15, 2020, we adopted the Iveda Solutions, Inc. 2020 Plan (the “2020 Plan”). The 2020 Plan has a maximum of 156,250 shares authorized with similar terms and conditions to the 2010 Option Plan. As of December 31, 2023 there were 117,735 options outstanding under the 2020 Option Plan. The shares issuable pursuant to the 2020 Option Plan are registered with the SEC under Form S-8 filed on October 7, 2022 (No. 333- 267792).

As of September 30, 2024 and December 31, 2023, there were 146,202 and 162,625 options outstanding, respectively, under all the option plans. For the three and nine months ended September 30, 2024 there were 0 and 1,500 options granted, respectively, and 782 and 17,967 options cancelled, respectively. For the three and nine months ended September 30, 2023 there were no options granted and 157 and 1,172 options were cancelled, respectively. The weighted average fair value of options issued during 2024 was $2.88 and for those issued during 2023 was $2.72.

Information with respect to stock options outstanding and exercisable at September 30, 2024 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2024	Weighted- Average Exercise Price
$2.56- $142.08	146,202	6.5	$30.61	145,401	$31.96

Information with respect to stock options outstanding and exercisable at December 31, 2023 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2023	Weighted- Average Exercise Price
$2.56- $142.08	162,625	6.5	$36.00	157,547	$36.96

Stock options may be granted as either incentive stock options intended to qualify under Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”), or as options not qualified under Section 422 of the Code. All options are issued with an exercise price at or above the fair market value of the common stock on the date of the grant as determined by our Board of Directors. Incentive stock option plan awards of restricted stock are intended to qualify as deductible performance-based compensation under Section 162(m) of the Code. Incentive Stock Option awards of unrestricted stock are not designed to be deductible to us under Section 162(m). Under the plans, stock options will terminate on the tenth anniversary date of the grant or earlier if provided in the grant.

We have also granted non-qualified stock options to employees and contractors. All non-qualified options are generally issued with an exercise price no less than the fair value of the common stock on the date of the grant as determined by our Board of Directors. Options may be exercised up to ten years following the date of the grant, with vesting schedules determined by us upon grant. Vesting schedules vary by grant, with some fully vesting immediately upon grant to others that ratably vest over a period of time up to four years. Standard vested options may be exercised up to three months following date of termination of the relationship unless alternate terms are specified at grant. The fair values of options are determined using the Black-Scholes option-pricing model. The estimated fair value of options is recognized as expense on the straight-line basis over the options’ vesting periods. As of September 30, 2024 and December 31, 2023, we had approximately $37,000 and $62,000, respectively, unrecognized stock-based compensation.

Warrants

As of September 30, 2024 and December 31, 2023, there were 1,882,076 and 631,737 warrants outstanding, respectively. For the three and nine months ended September 30, 2024 there were 1,296,875 and 1,296,875 warrants granted, respectively, and 10,469 and 46,536 warrants cancelled, respectively. For the three and nine months ended September 30, 2023 there were 157 and 157 warrants granted, respectively, and 6,752 and 81,311 options were cancelled, respectively. The weighted average fair value of warrants issued during 2023 was $1.92.

Warrant transactions during nine months ended September 30, 2024 were as follows:

	2024
	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	631,737	$2.66
Granted	1,296,875	3.47
Exercised	-	-
Forfeited or Cancelled	(46,536)	24.23
Outstanding at September 30, 2024	1,882,076	9.42
Warrant Exercisable at September 30, 2024	585,200	22.59
Weighted-Average Fair Value of Warrants Granted During the Year	$2.02

Information with respect to warrants outstanding and exercisable at September 30, 2024 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at September 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at September 30, 2024	Weighted- Average Exercise Price
$4.30 - $85.12	1,882,076	2.4	$9.42	585,200	$22.59

Information with respect to warrants outstanding and exercisable at December 31, 2023 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2023	Weighted- Average Exercise Price
$5.44 - $105.60	631,737	3.4	$22.72	631,737	$22.72